CASH FLOW STATEMENT - Analysis of net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	$ (1,281)	$ (1,550)	$ (1,361)
Net cash flow impact	197	236	(165)
Termination of finance lease		5
Exchange adjustment	(20)	28	(24)
Balance at end of year	(1,104)	(1,281)	(1,550)
Currency swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	2	1	(2)
Net cash flow impact	8	(24)	25
Exchange adjustment	(11)	25	(22)
Balance at end of year	(1)	2	1
Interest swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(2)	(1)	1
Net cash flow impact	(1)	(1)	(2)
Balance at end of year	(3)	(2)	(1)
Overdrafts
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(14)	(62)	(18)
Net cash flow impact	(18)	49	(45)
Exchange adjustment		(1)	1
Balance at end of year	(32)	(14)	(62)
Due within one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(13)	(24)	(28)
Net cash flow impact	(118)	9	4
Termination of finance lease		2
Exchange adjustment	(1)
Balance at end of year	(132)	(13)	(24)
Due after one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(1,423)	(1,564)	(1,434)
Net cash flow impact	126	139	(129)
Termination of finance lease		3
Exchange adjustment	(4)	(1)	(1)
Balance at end of year	(1,301)	(1,423)	(1,564)
Cash
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	169	100	120
Net cash flow impact	200	64	(18)
Exchange adjustment	(4)	5	(2)
Balance at end of year	$ 365	$ 169	$ 100